Earnings per share (EPS) - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020 shares
Earnings per share
Class B dividend ratio comparable to class A shares	0.1
Weighted average number of instruments used in calculating diluted earnings (loss) per instrument, participating equity instruments other than ordinary shares		1,185,658